Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
May 31, 2020
HIE-QTLY-0720
1.9887639.101

Schedule of Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 94.2%
	Principal Amount	Value
COMMUNICATION SERVICES – 13.1%
Entertainment – 1.9%
Cinemark USA, Inc. 8.75% 5/1/25 (a)	$120,000	$125,100
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (a)	300,000	278,673
4.875% 11/1/24 (a)	977,000	933,035
6.50% 5/15/27 (a)	700,000	743,312
		2,080,120
Interactive Media & Services – 2.2%
Match Group, Inc.:
4.125% 8/1/30 (a)	2,000,000	1,960,000
4.625% 6/1/28 (a)	500,000	513,750
		2,473,750
Media – 9.0%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 to 5/1/32 (a)	2,185,000	2,262,248
4.75% 3/1/30 (a)	1,157,000	1,209,065
5.375% 6/1/29 (a)	1,285,000	1,384,587
Cimpress PLC 7.00% 6/15/26 (a)	650,000	627,250
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625% 8/15/27 (a)	300,000	180,510
DISH DBS Corp. 5.875% 7/15/22 to 11/15/24	1,308,000	1,331,805
Lamar Media Corp.:
3.75% 2/15/28 (a)	1,000,000	970,000
4.00% 2/15/30 (a)	1,000,000	962,500
4.875% 1/15/29 (a)	90,000	92,475
Sable International Finance Ltd. 5.75% 9/7/27 (a)	255,000	256,913
Univision Communications, Inc. 9.50% 5/1/25 (a)	300,000	321,000
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	175,000	172,375
		9,770,728
TOTAL COMMUNICATION SERVICES		14,324,598
CONSUMER DISCRETIONARY – 13.7%
Airlines – 0.2%
United Airlines Holdings, Inc. 4.875% 1/15/25	308,000	215,665
Automobiles – 0.5%
Ford Motor Co. 8.50% 4/21/23	500,000	517,500
Entertainment – 1.9%
Churchill Downs, Inc. 4.75% 1/15/28 (a)	1,000,000	962,500

	Principal Amount	Value

Vail Resorts, Inc. 6.25% 5/15/25 (a)	$1,065,000	$1,118,250
		2,080,750
Hotels, Restaurants & Leisure – 9.0%
1011778 BC ULC / New Red Finance Inc. 4.375% 1/15/28 (a)	1,800,000	1,768,500
1011778 BC ULC / New Red Finance, Inc.:
3.875% 1/15/28 (a)	50,000	49,262
5.00% 10/15/25 (a)	1,090,000	1,101,652
Carnival Corp. 11.50% 4/1/23 (a)	340,000	362,016
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	115,000	115,504
Hilton Domestic Operating Co., Inc.:
5.125% 5/1/26	308,000	308,887
5.75% 5/1/28 (a)	150,000	154,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	229,000	227,282
4.875% 4/1/27	1,178,000	1,169,165
Marriott International, Inc. 5.75% 5/1/25	500,000	539,888
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (a)	1,000,000	1,036,250
NCL Corp. Ltd. 12.25% 5/15/24 (a)	150,000	161,250
Royal Caribbean Cruises Ltd. 11.50% 6/1/25 (a)	205,000	217,339
Viking Cruises, Ltd.:
5.875% 9/15/27 (a)	200,000	120,074
13.00% 5/15/25 (a)	95,000	102,600
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	1,056,000	1,023,660
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	230,000	238,912
Yum! Brands, Inc.:
4.75% 1/15/30 (a)	1,000,000	1,036,620
7.75% 4/1/25 (a)	40,000	44,200
		9,777,936
Household Durables – 0.0%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (a)	70,000	59,479
Internet & Direct Marketing Retail – 1.1%
Expedia Group, Inc. 7.00% 5/1/25 (a)	142,000	151,683
Netflix, Inc.:
4.875% 6/15/30 (a)	822,000	887,431

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Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – continued
5.875% 2/15/25	$98,000	$109,781
		1,148,895
Specialty Retail – 0.1%
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	35,000	36,225
Lithia Motors, Inc. 4.625% 12/15/27 (a)	35,000	33,775
Murphy Oil USA, Inc. 4.75% 9/15/29	40,000	41,108
		111,108
Textiles, Apparel & Luxury Goods – 0.9%
The William Carter Co. 5.50% 5/15/25 (a)	1,000,000	1,030,000
TOTAL CONSUMER DISCRETIONARY		14,941,333
CONSUMER STAPLES – 2.1%
Food Products – 0.2%
JBS Investments II GmbH 5.75% 1/15/28 (a)	200,000	200,500
Personal Products – 1.3%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	1,422,000	1,411,335
Tobacco – 0.6%
Vector Group Ltd.:
6.125% 2/1/25 (a)	386,000	377,315
10.50% 11/1/26 (a)	308,000	311,080
		688,395
TOTAL CONSUMER STAPLES		2,300,230
ENERGY – 12.8%
Energy Equipment & Services – 1.1%
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	5,700
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	1,000,000	962,500
Vantage Drilling International 9.25% 11/15/23 (a)	411,000	246,600
		1,214,800
Oil, Gas & Consumable Fuels – 11.7%
Aker BP ASA 4.75% 6/15/24 (a)	500,000	500,168
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	460,000	384,100
Baytex Energy Corp. 8.75% 4/1/27 (a)	200,000	101,000

	Principal Amount	Value

Buckeye Partners LP 4.125% 3/1/25 (a)	$800,000	$785,000
Cheniere Energy Partners LP 5.25% 10/1/25	232,000	234,320
CNX Midstream Partners LP / CNX Midstream Finance Corp. 6.50% 3/15/26 (a)	400,000	361,000
CNX Resources Corp. 7.25% 3/14/27 (a)	154,000	145,530
Comstock Resources, Inc. 9.75% 8/15/26	557,000	518,010
CVR Energy, Inc.:
5.25% 2/15/25 (a)	600,000	540,000
5.75% 2/15/28 (a)	600,000	533,250
DCP Midstream LP 7.375% (b)(c)	115,000	69,902
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	250,000	102,500
9.25% 3/31/22 (a)	205,000	82,000
EQM Midstream Partners LP 5.50% 7/15/28	300,000	277,494
Hess Midstream Operating LP 5.125% 6/15/28 (a)	108,000	102,060
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	64,025
Laredo Petroleum, Inc. 9.50% 1/15/25	200,000	140,000
MEG Energy Corp.:
7.00% 3/31/24 (a)	300,000	288,750
7.125% 2/1/27 (a)	600,000	546,372
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50% 11/1/23	700,000	532,000
Oasis Petroleum, Inc. 6.875% 3/15/22	205,000	38,868
Par Petroleum LLC / Par Petroleum Finance Corp. 7.75% 12/15/25 (a)	617,000	493,600
Parkland Fuel Corp.:
5.875% 7/15/27 (a)	360,000	360,000
6.00% 4/1/26 (a)	608,000	620,567
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	380,000	373,350
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28 (a)	220,000	184,798
9.25% 5/15/25 (a)	170,000	184,062
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	606,000	577,215
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Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
PDC Energy, Inc. 6.125% 9/15/24	$600,000	$564,126
Range Resources Corp. 5.00% 3/15/23	205,000	185,441
SM Energy Co. 5.625% 6/1/25	200,000	104,000
Southwestern Energy Co. 7.50% 4/1/26	154,000	141,680
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 3/1/27 (a)	1,000,000	920,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50% 3/1/30 (a)	514,000	510,145
W&T Offshore, Inc. 9.75% 11/1/23 (a)	566,000	319,790
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	822,000	813,780
		12,698,903
TOTAL ENERGY		13,913,703
FINANCIALS – 9.4%
Capital Markets – 3.3%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	1,542,000	1,509,233
MSCI, Inc.:
3.875% 2/15/31 (a)	1,000,000	1,025,120
4.00% 11/15/29 (a)	1,028,000	1,071,392
		3,605,745
Consumer Finance – 1.6%
Credit Acceptance Corp. 6.625% 3/15/26	257,000	241,580
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	42,625
goeasy Ltd. 5.375% 12/1/24 (a)	411,000	385,313
Springleaf Finance Corp.:
6.125% 3/15/24	565,000	548,219
8.875% 6/1/25	500,000	520,000
		1,737,737
Diversified Financial Services – 4.0%
Compass Group Diversified Holdings LLC 8.00% 5/1/26 (a)	1,000,000	1,057,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	708,000	683,220
5.25% 5/15/27	555,000	528,637
6.25% 5/15/26	591,000	594,073
6.375% 12/15/25	462,000	466,662

	Principal Amount	Value

INTL FCStone, Inc. 8.625% 6/15/25 (a)(d)	$1,000,000	$1,012,500
		4,342,592
Thrifts & Mortgage Finance – 0.5%
Radian Group, Inc. 6.625% 3/15/25	500,000	509,000
TOTAL FINANCIALS		10,195,074
HEALTH CARE – 4.5%
Health Care Equipment & Supplies – 0.9%
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (a)	822,000	843,577
Teleflex, Inc.:
4.25% 6/1/28 (a)	65,000	66,950
4.625% 11/15/27	115,000	119,930
		1,030,457
Health Care Providers & Services – 1.5%
Centene Corp. 4.75% 1/15/25	65,000	67,113
CHS / Community Health Systems, Inc. 6.25% 3/31/23	205,000	198,850
DaVita, Inc. 4.625% 6/1/30 (a)(d)	230,000	229,425
Encompass Health Corp. 4.75% 2/1/30	1,000,000	1,014,570
Molina Healthcare, Inc. 4.375% 6/15/28 (a)	75,000	75,656
		1,585,614
Life Sciences Tools & Services – 0.2%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	208,500
Pharmaceuticals – 1.9%
Bausch Health Cos., Inc. 6.25% 2/15/29 (a)	1,000,000	1,025,000
Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.875% 9/1/25 (a)	1,000,000	1,013,750
		2,038,750
TOTAL HEALTH CARE		4,863,321
INDUSTRIALS – 8.5%
Aerospace & Defense – 2.6%
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,542,000	2,599,195
8.00% 12/15/25 (a)	220,000	237,600
		2,836,795
Air Freight & Logistics – 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	355,000	370,478

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Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Building Products – 0.6%
Williams Scotsman International, Inc. 6.875% 8/15/23 (a)	$668,000	$676,350
Commercial Services & Supplies – 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 10.50% 5/15/25 (a)	300,000	333,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 5.00% 6/15/28 (a)(d)	120,000	124,500
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	115,000	118,450
Tervita Corp. 7.625% 12/1/21 (a)	205,000	158,363
		735,063
Electrical Equipment – 0.9%
EnerSys 4.375% 12/15/27 (a)	1,000,000	980,000
Electronic Equipment, Instruments & Components – 0.9%
Wesco Distribution, Inc. 7.25% 6/15/28 (a)(d)	1,000,000	992,440
Machinery – 1.5%
Allison Transmission, Inc. 5.875% 6/1/29 (a)	267,000	269,670
Ashtead Capital, Inc. 4.00% 5/1/28 (a)	1,000,000	982,500
FXI Holdings, Inc. 12.25% 11/15/26 (a)	202,000	184,830
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	205,000	203,975
		1,640,975
Road & Rail – 1.0%
The Hertz Corp. 6.00% 1/15/28 (a)(e)	250,000	41,967
Uber Technologies, Inc. 7.50% 5/15/25 (a)	1,000,000	992,500
		1,034,467
TOTAL INDUSTRIALS		9,266,568
INFORMATION TECHNOLOGY – 13.4%
Communications Equipment – 0.7%
ViaSat, Inc. 5.625% 9/15/25 to 4/15/27 (a)	754,000	740,471
IT Services – 3.6%
Camelot Finance S.A. 4.50% 11/1/26 (a)	1,077,000	1,082,062
Gartner, Inc. 5.125% 4/1/25 (a)	936,000	955,103

	Principal Amount	Value

Science Applications International Corp. 4.875% 4/1/28 (a)	$1,500,000	$1,531,875
VeriSign, Inc. 5.25% 4/1/25	320,000	351,533
		3,920,573
Semiconductors & Semiconductor Equipment – 2.3%
Microchip Technology, Inc. 4.25% 9/1/25 (a)	1,000,000	1,006,809
Qorvo, Inc. 4.375% 10/15/29 (a)(d)	1,500,000	1,535,625
		2,542,434
Software – 6.8%
Fair Isaac Corp. 4.00% 6/15/28 (a)	2,087,000	2,094,826
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	1,640,000	1,707,650
Open Text Corp. 3.875% 2/15/28 (a)	180,000	177,648
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	1,000,000	987,500
PTC, Inc.:
3.625% 2/15/25 (a)	55,000	55,275
4.00% 2/15/28 (a)	55,000	55,000
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	606,000	636,488
Twitter, Inc. 3.875% 12/15/27 (a)	1,645,000	1,638,831
		7,353,218
TOTAL INFORMATION TECHNOLOGY		14,556,696
MATERIALS – 10.0%
Chemicals – 1.0%
PolyOne Corp. 5.75% 5/15/25 (a)	977,000	1,023,603
The Scotts Miracle-Gro Co. 4.50% 10/15/29	97,000	99,425
		1,123,028
Construction Materials – 0.9%
Stericycle, Inc. 5.375% 7/15/24 (a)	977,000	998,983
Containers & Packaging – 2.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25% 8/15/27 (a)	1,000,000	985,000
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	452,000	461,040
Silgan Holdings, Inc. 4.125% 2/1/28 (a)	1,645,000	1,652,764
		3,098,804
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Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – 4.5%
Cleveland-Cliffs, Inc. 6.75% 3/15/26 (a)	$400,000	$364,000
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	195,000	205,037
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	514,000	518,461
5.125% 3/15/23 to 5/15/24 (a)	548,000	565,810
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	205,000	176,177
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,234,000	1,166,130
6.50% 5/1/25 (a)	1,000,000	1,026,250
Mineral Resources Ltd. 8.125% 5/1/27 (a)	617,000	647,350
United States Steel Corp. 12.00% 6/1/25 (a)	200,000	199,500
		4,868,715
Paper & Forest Products – 0.7%
Norbord, Inc. 5.75% 7/15/27 (a)	822,000	810,706
TOTAL MATERIALS		10,900,236
REAL ESTATE – 6.7%
Equity Real Estate Investment Trusts (REITs) – 4.6%
HAT Holdings I LLC / HAT Holdings II LLC:
5.25% 7/15/24 (a)	298,000	301,725
6.00% 4/15/25 (a)	860,000	887,950
SBA Communications Corp. 3.875% 2/15/27 (a)	3,000,000	3,046,200
The GEO Group, Inc.:
5.125% 4/1/23	400,000	351,000
6.00% 4/15/26	514,000	400,920
		4,987,795
Real Estate Management & Development – 2.1%
Forestar Group, Inc. 5.00% 3/1/28 (a)	1,500,000	1,425,000

	Principal Amount	Value

Kennedy-Wilson, Inc. 5.875% 4/1/24	$916,000	$867,910
		2,292,910
TOTAL REAL ESTATE		7,280,705
TOTAL NONCONVERTIBLE BONDS (Cost $103,801,937)		102,542,464

Money Market Fund – 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (f) (Cost $5,356,662)	5,355,591	5,356,662
TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $109,158,599)		107,899,126
NET OTHER ASSETS (LIABILITIES) – 0.9%		946,714
NET ASSETS – 100.0%		$108,845,840

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,673,581 or 78.7% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$77,682
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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